Stock-Based Compensation (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Stock-Based Compensation
Stock-based compensation expense	$ 212,000	$ 196,000	$ 156,000
Income tax benefit	(62,000)	(65,000)	(51,000)
Stock-based compensation expense, net of tax	150,000	131,000	105,000
Cash received from option exercises and purchases under the ESPP	371,000	297,000	288,000
Expense due to the acceleration	23,000
2011 ESPP and Stock Option Exercises
Stock-Based Compensation
Stock-based compensation expense, net of tax	0
Cash received from option exercises and purchases under the ESPP	206,000	143,000	137,000
Benefit realized for the tax deduction from option exercises of share-based payment awards	$ 30,000	$ 9,000	$ 2,000
Restricted Stock Awards
Stock-Based Compensation
Number of shares through acquisition (in shares)	8,000
Weighted- average grant date fair value assumed (in dollars per share)	$ 33
Shares
Outstanding at beginning of year (in shares)	40,808	32,262	25,532
Granted (in shares)	26,991	26,036	20,707
Vested (in shares)	(34,177)	(14,253)	(10,966)
Forfeited (in shares)	(3,905)	(3,237)	(3,011)
Outstanding at end of year (in shares)	29,717	40,808	32,262
Weighted-Average Grant Date Fair Value Per Share
Outstanding at beginning of year (in dollars per share)	$ 24	$ 21	$ 31
Granted (in dollars per share)	35	28	15
Vested (in dollars per share)	26	24	33
Forfeited (in dollars per share)	29	22	24
Outstanding at end of year (in dollars per share)	$ 32	$ 24	$ 21
Total grant date fair value of restricted stock vested	$ 593,000	$ 234,000	$ 247,000
Unrecognized pre-tax stock-based compensation expense and recognition period
Unrecognized pre-tax stock-based compensation expense	$ 139,000
Remaining weighted-average vesting period over which pre-tax stock-based compensation expense is expected to be recognized	1 year 7 months 6 days
Stock Options
Shares
Outstanding at beginning of year (in shares)	57,853
Outstanding at end of year (in shares)		57,853
Weighted-Average Grant Date Fair Value Per Share
Outstanding at beginning of year (in dollars per share)	$ 27
Outstanding at end of year (in dollars per share)		$ 27
Unrecognized pre-tax stock-based compensation expense and recognition period
Unrecognized pre-tax stock-based compensation expense	$ 14,000
Remaining weighted-average vesting period over which pre-tax stock-based compensation expense is expected to be recognized	2 years 2 months 12 days
Weighted-average fair value and the assumptions used to measure fair value
Weighted- average fair value of grants per option (in dollars per share)	$ 8	$ 7	$ 4
Expected volatility (as a percent)	26.80%	33.10%	41.70%
Risk-free interest rate (as a percent)	1.70%	1.80%	1.10%
Expected dividend yield (as a percent)	1.80%	2.10%	3.60%
Expected term in years	5 years 10 months 24 days	5 years 8 months 12 days	5 years 10 months 24 days
Total grant date fair value of options vested	$ 59,000	$ 53,000	$ 64,000
Shares
Outstanding at beginning of period (in shares)	57,853	84,042	87,296
Granted and assumed through acquisitions (in shares)	9,086	9,575	25,785
Exercised (in shares)	(12,845)	(11,145)	(10,063)
Forfeited/cancelled/expired (in shares)	(17,816)	(24,619)	(18,976)
Outstanding at end of period (in shares)	36,278	57,853	84,042
Vested and expected to vest at end of period (in shares)	34,973	54,166	80,004
Exercisable at end of period (in shares)	25,630	30,459	49,825
Weighted-Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 27	$ 27	$ 29
Granted and assumed through acquisition (in dollars per share)	36	28	15
Exercised (in dollars per share)	19	18	19
Forfeited/cancelled/expired (in dollars per share)	40	31	25
Outstanding at end of period (in dollars per share)	26	27	27
Vested and expected to vest at end of period (in dollars per share)	26	27	27
Exercisable at end of period (in dollars per share)	$ 24	$ 33	$ 33
Weighted-Average Remaining Contractual Term
Outstanding at end of period	5 years 1 month 6 days	4 years 3 months 18 days	3 years 10 months 24 days
Vested and expected to vest at end of period	5 years	4 years 1 month 6 days	3 years 8 months 12 days
Exercisable at end of period	4 years 4 months 24 days	2 years 3 months 18 days	1 year 9 months 18 days
Aggregate Intrinsic Value
Outstanding at end of period	$ 153,000	$ 629,000	$ 303,000
Vested and expected to vest at end of period	152,000	571,000	274,000
Exercisable at end of period	146,000	197,000	58,000
Options exercised	$ 214,000	$ 151,000	$ 36,000
Stock Options | Minimum
Stock-Based Compensation
Vesting period	3 years
Stock Options | Maximum
Stock-Based Compensation
Vesting period	4 years
Cash-settled awards and restricted stock awards | Minimum
Stock-Based Compensation
Vesting period	1 year
Cash-settled awards and restricted stock awards | Maximum
Stock-Based Compensation
Vesting period	3 years